SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 10,183,553	$ 14,149,967	$ 29,522,353	$ 29,908,561	$ 25,494,564
Fragrance Compounds [Member]
Revenue from External Customer [Line Items]
Total revenue			14,315,810	13,710,556	12,744,029
Health Supplements (Solid Drinks) [Member]
Revenue from External Customer [Line Items]
Total revenue			8,704,468	7,145,708	6,655,982
Bioactive Food Ingredients [Member]
Revenue from External Customer [Line Items]
Total revenue			$ 6,502,075	$ 9,052,297	$ 6,094,553